INTANGIBLE ASSETS, NET (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 10,469	$ 10,438	$ 5,433